Registration No. 333-05593
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
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                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               |X|


           Pre-Effective Amendment No. __                             | |

           Post-Effective Amendment No. 39                            |X|


                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       |X|

           Amendment No. 152                                          |X|


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                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Name of Insurance Company)
              1290 Avenue of the Americas, New York, New York 10104
          (Address of Insurance Company's Principal Executive Offices)

    Insurance Company's Telephone Number, including Area Code: (212) 554-1234
                     ---------------------------------------


                                   DODIE KENT
                           Vice President and Counsel
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)
                     ---------------------------------------


                  Please send copies of all communications to:
                           CHRISTOPHER E. PALMER, ESQ.
                               Goodwin Procter LLP
                            901 New York Avenue, N.W.
                             Washington, D.C. 20001
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        Approximate Date of Proposed Public Offering: Continuous.

        It is proposed that this filing will become effective (check appropriate box):


[ ]     immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]     On May 1, 2006 pursuant to paragraph (b) of Rule 485.

[ ]     60 days after filing pursuant to paragraph (a) of Rule 485.

[ ]     On (date) pursuant to paragraph (b)(1) of of Rule 485.

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for previously filed post-effective amendment.


Title of Securities Being Registered:

    Units of interest in Separate Accounts under variable annuity contracts.

                                      NOTE


Pursuant to Rule 485(b) (1) (iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 39 is to delay the effective date of the Post-Effective No. 38, which was filed on or about January 26, 2006. The Parts A, B and C of Post-Effective Amendment No. 38 are hereby incorporated by reference. We will make a filing pursuant to Rule 485(b) at a future date which incorporates all staff comments and any required missing information or items.

                                   SIGNATURES


         As required by the Securities Act of 1933, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 27th day of March, 2006.




                             AXA EQUITABLE LIFE INSURANCE COMPANY
                                      (Registrant)

                             By:  AXA Equitable Life Insurance Company


                             By:  /s/ Dodie Kent
                                 ---------------------------------
                                      Dodie Kent
                                      Vice President and Counsel

                                   SIGNATURES


         As required by the Securities Act of 1933, the Depositor has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 27th day of March, 2006.



                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                    (Depositor)


                                         By: /s/ Dodie Kent
                                            ---------------------------------
                                            Dodie Kent
                                            Vice President and Counsel
                                            AXA Equitable Life Insurance Company



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                  Chairman of the Board, President,
                                         Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                        Vice Chairman of the Board
                                         Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                       Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert           Mary R. (Nina) Henderson      Scott D. Miller
Christopher M. Condron     James F. Higgins              Joseph H. Moglia
Henri de Castries          W. Edwin Jarmain              Peter J. Tobin
Denis Duverne              Christina Johnson             Stanley B. Tulin



*By: /s/ Dodie Kent
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         Dodie Kent
         Attorney-in-Fact

March 27, 2006
                                      C-28